Note 10 - Fair Value of Financial Instruments - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	September 30, 2013		December 31, 2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
FINANCIAL ASSETS:
Level 1 inputs:
Cash and cash equivalents	$23,435	$23,435	$42,607	$42,607
Level 2 inputs:
Interest-bearing time deposits in banks	25,111	25,653	29,592	30,413
Federal Home Loan Bank stock	259	259	375	375
Loans held for sale	3,963	3,963	4,435	4,435
Cash surrender value of life insurance	23,606	23,606	23,003	23,003
Accrued interest receivable	1,505	1,505	1,501	1,501
Level 3 inputs:
Loans receivable—net	348,819	358,292	337,328	351,642

FINANCIAL LIABILITIES:
Level 2 inputs:
Checking, money market and savings accounts	197,288	197,288	203,308	203,308
Other borrowings	968	1,046	3,109	3,239
Accrued interest payable	31	31	23	23
Advance payments by borrowers for taxes and insurance	501	501	676	676
Level 3 inputs:
Certificates of deposit	258,168	259,472	251,743	255,573

	December 31, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
FINANCIAL ASSETS:
Level 1 inputs:
Cash and cash equivalents	$42,607	$42,607	$79,799	$79,799
Level 2 inputs:
Interest bearing time deposits in banks	29,592	30,413	27,113	27,572
Federal Home Loan Bank stock	375	375	576	576
Loans held for sale	4,435	4,435	3,339	3,339
Cash surrender value of life insurance	23,003	23,003	22,213	22,213
Accrued interest receivable	1,501	1,501	1,516	1,516
Level 3 inputs:
Loans receivable—net	337,328	351,642	331,453	333,006

FINANCIAL LIABILITIES:
Level 2 inputs:
Checking, money market and savings accounts	203,308	203,308	207,015	207,015
Other borrowings	3,109	3,239	6,679	6,889
Accrued interest payable	23	23	54	54
Advance payments by borrowers for taxes and insurance	676	676	816	816
Level 3 inputs:
Certificates of deposit	251,743	255,573	291,566	293,198